Post-Employment Obligations	12 Months Ended
Dec. 31, 2023
Post-employment Obligations
Post-Employment Obligations
24.
POST-EMPLOYMENT OBLIGATIONS

Forluz Pension plan (a Supplementary retirement pension plan)

CEMIG and its subsidiaries are sponsors of Forluz - Forluminas Social Security Foundation, a non-profit legal entity whose object is to provide its associates and participants and their dependents with a finance income to complement retirement and pension, in accordance with the pension plan that they are subscribed in.

Forluz provides the following supplementary pension benefit plans available to its participants:

Mixed Benefit Plan (‘Plan B’): This plan operates as a defined-contribution plan in the fund accumulation phase for retirement benefits for normal time of service, and as a defined-benefit plan for disability or death of participants still in active employment, and for receipt of benefits for time of contribution. The Sponsors match the basic monthly contributions of the participants. This is the only plan open for joining by new participants. The actuarial risks related to Plan B occur only as from the option for the lifetime benefit at the moment of the participant’s retirement. In this specific case the responsibility for the risk of insufficiency of reserves for coverage of the benefits (deficits) is in parity between sponsors and participants.

Funded Benefit Plan (‘Plan A’): This plan includes all currently employed and assisted participants who opted to migrate from the Company’s previously sponsored defined benefit plan and are entitled to a benefit proportional to those balances. For participants who are still working, this benefit has been deferred to the retirement date. The benefit balances of Plan A have the characteristic of lifetime payment, and the responsibility for the risk of insufficiency of reserves to cover the benefits (deficits) is exclusively that of the sponsors.

In addition to the Forluz pension plans, Cemig, Cemig GT and Cemig D , contribute to the Integrated Health Plan (PSI) and premium plan, and a dental plan for the active employees, retired employees and dependents, administered by Cemig Saúde.

Health Plan and Dental Plan

As from December 2022, Cemig Saúde offered all active employees of Cemig an alternative, new, health plan, called the Premium Plan, in substitution of the Integrated Health Plan (PSI) that was in effect up to that date. The Premium Plan is financed entirely by the Company. In counterpart to the Company bearing the entire cost, those employees who accept the new plan will no longer receive the contribution from Cemig for payment for the health plan in their retirement. The adherence period to the new plan under the proposed conditions was available to employees up to January 31, 2023, and migration of some of the employees to the Premium Plan reduced the number of employees covered by the PSI.

In light of IAS 19 this situation constitutes a curtailment event, requiring the Company to remeasure its post-employment liabilities for the base date March 31, 2023. The effects of the curtailment have been recognized in the statement of income as a cost of past service, in the amounts of R$55 for the health plan and R$1 for the dental plan.

The curtailment event that was recognized for the quarter affected the actuarial assumptions, in that it altered the discount rates applicable to the plans. Since the new discount rate was higher, there was a reduction of the liability, and as a result an actuarial gain of R$60 for the health plan, and R$1 for the dental plan.

Actuarial obligations and recognition in the financial statements

On this Note the Company discloses its obligations and expenses incurred for purposes of the Retirement Plan, Health Plan, Dental Plan and the Life Insurance Plan in accordance with the terms of IAS 19 - Employee Benefits, and the independent actuarial opinion issued as of December 31, 2023.

Agreement to cover the deficit on Forluz Pension Plan ‘A’

Forluz and the sponsors CEMIG, CEMIG GT and CEMIG D have signed a Debt Assumption Instrument to cover the deficit of Plan A for the years of 2015, 2016 and 2017.

The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$344, and up to 2033 for the 2017 deficit, in the amount of R$177. Remuneratory interest applicable to the outstanding balance is 6% p.y., plus the effect of the IPCA. If the plan reaches actuarial surplus before the full period of amortization of the debt, the Company will not be required to pay the remaining installments and the contract will be extinguished.

On December 31, 2023 the total amount payable by Cemig and its subsidiaries as a result of the Plan A deficits was R$521 (R$545 on December 31, 2022 referring to the Plan A deficits of 2015, 2016 and 2017).

Forluz consignment deposits

In accordance with the specific legislation, Forluz sent Cemig a proposal to enter into new Private Debt Assumption Instruments between Forluz and the sponsors Cemig, Cemig GT and Cemig D, according to the settlement plan to cover the deficit of Forluz's Plan A in 2019, 2020 and 2021. In the case of deficit settlements, if the plan reaches actuarial balance before the full amortization period of the contract, the Company would be exempt from paying the remaining installments and the contract would be extinguished.

The Company, recognizing its legal obligation with regard to the Plan A deficit, corresponding to 50% of the minimum amount, respecting the rule of contributory parity, makes consignment payments into a judicial deposit account, which are available to Forluz to be redeemed at any time at the official bank. The deposits are constituted monthly by the amount of 50% of the installment of each of the 2019, 2020 and 2021 Deficit Equalizations, as follows:

	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021
Start of consignment	May, 2021	April, 2022	In process
Total amount requested by Forluz	R$160	R$252	R$670
Amount considering contribution parity	R$80	R$126	R$335
Number of parcels	166	158	159
Remuneratory interest	IPCA + 6%	IPCA + 6%	IPCA + 6%
Balance deposited on December 31, 2023	R$ 27	R$ 26	R$ 20

Regarding the resolution of the 2019 deficit, Forluz, due to (i) the non-execution of the Debt Assumption Agreement to cover the minimum proposed amount in the plan for the actuarial deficit of Plan A in 2019, and (ii) the refusal of the Company's consignment payments. Forluz entered with a lawsuit on April 27, 2021, against sponsors Cemig, Cemig GT, and Cemig D. The lawsuit requests approval for enforcing the debt agreement in order to cover the consolidated deficit of R$160, in the same amount.

In 2022 the first instance of the Employment Law Appeal Court of Minas Gerais gave a decision in favor of Forluz, and against the Company’s requests, however, this discussion can be conduced in higher courts. As a result the Company, based on the assessments of its specialists, has opted to maintain its assessment of the chances of loss in the action as ‘possible’.

Debt with the pension fund (Forluz)

On December 31, 2023, the Company recognized an obligation for past actuarial deficits relating to the pension fund in the amount of R$90 on December 31, 2023 (R$251 on December 31, 2022). This amount has been recognized as an obligation payable by CEMIG and its subsidiaries, and will be amortized until June of 2024, through monthly installments calculated by the system of constant installments (known as the ‘Price’ table) and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute - IBGE) plus 6% per year. The Company is required to pay this debt even if Forluz has a surplus, thus, the Company maintain recorded the debt in full, and record the effects of monetary updating and interest in finance income (expenses) in the statement of income.

Actuarial information

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	12,216	3,007	53	15,276
Fair value of plan assets	(9,882)	-	-	(9,882)

Initial net liabilities	2,334	3,007	53	5,394
Adjustment to asset ceiling	23	-	-	23

Net liabilities in the statement of financial position	2,357	3,007	53	5,417

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	11,404	3,314	60	14,778
Fair value of plan assets	(9,198)	-	-	(9,198)

Initial net liabilities	2,206	3,314	60	5,580
Adjustment to asset ceiling	112	-	-	112

Net liabilities in the statement of financial position	2,318	3,314	60	5,692

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31, 2020	13,308	3,319	64	551	17,242

Cost of current service	2	21	1	3	27
Past service cost (1)				(415)	(415)
Interest on actuarial obligation	883	232	5	39	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions	378	122	1	(15)	486
Due to changes in financial assumptions	(2,393)	(252)	(5)	(127)	(2,777)
Due to adjustments based on experience	828	200	3	(26)	1,005

	(1,187)	70	(1)	(168)	(1,286)
Benefits paid	(980)	(173)	(3)	(10)	(1,166)

Defined-benefit obligation at December 31, 2021	12,026	3,469	66	-	15,561

Cost of current service	2	16	-		18
Past service cost (1)	(4)	-	-		(4)
Interest on actuarial obligation	1,224	361	7		1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-		(8)
Due to changes in financial assumptions	(857)	(305)	(6)		(1,168)
Due to adjustments based on experience	106	(20)	(3)		83

	(758)	(326)	(9)		(1,093)
Benefits paid	(1,086)	(206)	(4)		(1,296)

Defined-benefit obligation at December 31, 2022	11,404	3,314	60		14,778

Cost of current service	-	11	-		11
Past service cost (2)	-	(55)	(1)		(56)
Actuarial losses (gains):	1,276	370	7		1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1		27
Due to changes in financial assumptions	754	232	4		990
Due to adjustments based on experience	(125)	(673)	(14)		(812)

	629	(415)	(9)		205
Benefits paid	(1,093)	(218)	(4)		(1,315)

Defined-benefit obligation at December 31, 2023	12,216	3,007	53	-	15,276

(1)
Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.
(2)
Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Changes in the fair values of the plan assets

Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2020	10,420

Return on investments	(298)
Contributions from employer	236
Benefits paid	(980)

Fair value of the plan assets at December 31, 2021	9,378

Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)

Fair value of the plan assets at December 31, 2022	9,198

Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)

Fair value of the plan assets at December 31, 2023	9,882

Changes in net liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843

Expense recognized in Statement of income	200	253	6	42	501
Past service cost	-	-	-	(415)	(415)
Contributions paid	(236)	(173)	(3)	(10)	(422)
Actuarial gains (losses)	(203)	70	(1)	(168)	(302)

Net liabilities at December 31, 2021	2,670	3,469	66	-	6,205

Expense recognized in Statement of income	285	378	7		670
Past service cost	(4)	-	-		(4)
Contributions paid	(272)	(206)	(4)		(482)
Actuarial gains	(361)	(327)	(8)		(696)

Net liabilities at December 31, 2022	2,318	3,314	61		5,693

Expense recognized in Statement of income	280	381	7		668
Past service cost	-	(55)	(1)		(56)
Contributions paid	(313)	(218)	(5)		(536)
Actuarial gains (losses)	72	(415)	(9)		(352)

Net liabilities at December 31, 2023	2,357	3,007	53	-	5,417

				2023	2022

Current liabilities				329	388
Non-current liabilities				5,088	5,304

Actuarial losses and gains, net of income tax and social contribution, do not involve cash and are therefore not reflected in the Cash Flow Statements.

Amounts recorded as current liabilities refer to contributions to be made by CEMIG and its subsidiaries in the next 12 months for the amortization of the actuarial liabilities.

The amounts reported as ‘Expense recognized in the Statement of income’ refer to the costs of post-employment obligations, that include the past service cost arising from the cancellation of the post-retirement life insurance obligation, totaling R$591 (R$626 on December 31, 2022), plus the finance expenses and monetary updating on the debt with Forluz, in the amounts of R$20 (R$40 on December 31, 2022).

The amounts recognized in 2022, 2021 and 2020 statement of income

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)

Expense in 2023	272	326	6	604

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)

Expense in 2022	281	377	7	665

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on the actuarial obligation	883	232	5	39	1,159
Expected return on the assets of the Plan	(685)	-	-	-	(685)

Expense in 2021	200	253	6	(373)	86

Estimates for the following year and sensitivity analysis

The independent actuary’s estimation for the expense to be recognized for 2024 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)

Expense in 2024 according to actuarial calculation	214	268	5	487

The expectation for payment of benefits for 2024 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,124	219	4	1,347

The Company CEMIG GT and CEMIG D have expectation of making contributions to the pension plan in 2023 of R$186 for amortization of the deficit of Plan A, and R$84 for the Defined Contribution Plan (recorded directly in the Statement of income for the year).

Below is a sensitivity analysis of the liabilities effect of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2023:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	341	61	1	403
Increase of one year in the mortality table	(311)	(62)	(1)	(374)
Reduction of 1% in the discount rate	1,140	342	6	1,488

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Projected Unit Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position.

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.38	10.26	9.92	9.79

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2023	2022	2021
Non-convertible debentures issued by the Company	96	137	302
Shares issued by the Company	4	3	-
Real estate properties of the Foundation, occupied by the Company	275	270	277

	375	410	579

Main actuarial assumptions

	2023
	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation	9.03%	9.07%
Annual expected return on plan assets	9.03%	Not applicable
Long-term annual inflation rate	3.50%	3.50%
Estimated future annual salary increases	3.50%	Not applicable
General mortality table	AT-2000 M S10%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation (1)	-	1%

	2022		2021
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	11.73%	11.83%	10.60%	10.75%	10.73%
Annual expected return on plan assets	11.73%	Not applicable	10.60%	Not applicable	Not applicable
Long-term annual inflation rate	5.31%	5.31%	5.03%	5.03%	5,03%
Estimated future annual salary increases	5.31%	Not applicable	5.03%	Not applicable	6,29%
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Álvaro Vindas increase of 30%	Not applicable	Tasa 1927 increase of 100%	Tasa 1927 increase of 100%
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%	-

The Company has not made changes in the methods used to calculate its post-employment obligations for the years ended December 31, 2023 and 2022.

Accounting policy

Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

Estimations and judgments

In the case of retirement obligations, the liability recognized in the balance sheet with respect to defined benefit pension plans is the greater of the debt agreed with the foundation for amortization of actuarial obligations and the present value of the actuarial obligation, calculated by means of an actuarial report, less the fair value of the plan's assets.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using the rate of return on high-quality corporate bonds that have terms similar to the duration of the respective pension plan obligations and are denominated in the currency in which the benefits will be paid.

In defined contribution plans, the Company makes fixed contributions and has no legal or constructive obligations to make contributions if the fund does not have sufficient assets to pay all employees the related benefits. The Company has no additional payment obligation after the contribution is made. Contributions are recognized as an employee benefits expense when due.

In the case of the health and dental plans, the liabilities are calculated by calculating the present value of the future obligations to be made by the Company, considering the maintenance of the current contribution level, the forecast of a real readjustment of the amounts and the future updating of the contributions by the variation of an index compatible with the Regulations and the history of the costs of the plans.

Actuarial calculations take place at each financial year end and involve the use of assumptions about discount rates, expected rates of return on assets, future salary increases, mortality rates and future increases in retirement and pension benefits. All assumptions are reviewed at each base date.

In the current and previous years, post-employment expenses are recorded as operating expenses, with the exception of expenses related to the debt agreed with the Pension Fund, which are recorded in the financial result, as they represent interest and monetary variation.

Actuarial gains and losses arising from adjustments based on experience and changes in actuarial assumptions are recognized through other comprehensive income and will not be reclassified to profit or loss in the future.

Both the past service cost resulting from a change or reduction in the defined benefit plan and the gain or loss on the settlement of obligations are determined based on the remeasurement of the net present value of the obligation, due to the revision of actuarial assumptions, and are recognized directly in profit or loss for the year in which the change occurs.